EMPLOYEE BENEFIT PLANS, Components of Net Periodic Pension Cost (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2020	Oct. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Components of net periodic pension cost [Abstract]
Service cost for benefits earned during the period	$ 594	$ 29	$ 655	$ 856
Interest cost on pension benefit obligation	4,109	6,705	12,984	12,914
Expected return on assets	(5,735)	(5,610)	(17,118)	(21,184)
Amortization of unrecognized losses	0	0	8,001	8,151
Net periodic pension cost	$ (1,032)	$ 1,124	$ 4,522	$ 737